Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 18,480,027	$ 603,725	$ 17,940,855	$ 18,387,593
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	14,751,766	481,926	13,152,419	12,728,014
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,825,479	59,637	2,257,296	1,855,674
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	1,143,661	37,362	1,798,585	3,087,835
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 759,121	$ 24,800	$ 732,555	$ 716,070